Total operating costs - Significant Cost Items by Nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Cost of inventory recognised as an expense	€ 6,156	€ 4,626	€ 5,147
Write down of inventories (Note 9)	41	29	25
Logistics costs	1,012	763	900
Depreciation of property, plant and equipment, excluding restructuring	637	544	549
Amortisation of intangible assets (Note 7)	89	62	52
Acquisition related costs	53	14	0
Out of period mark-to-market effects on undesignated derivatives	0	2	(2)
Restructuring charges including accelerated depreciation	€ 153	€ 368	€ 130